Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Cash receipts from customers	$ 114,993	$ 113,205	$ 97,688
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(91,178)	(90,032)	(75,148)
Cash paid to other suppliers and employees	(14,295)	(13,643)	(13,635)
Interest received	8	4	4
Interest paid	(534)	(581)	(647)
Income taxes paid	(3,211)	(2,282)	(2,406)
Net cash provided by operating activities	5,783	6,671	5,856
Cash flows from investing activities:
Purchases of property and equipment	(1,984)	(2,030)	(1,872)
Proceeds from sale-leaseback transactions	600	529	592
Proceeds from sale of property and equipment and other assets	54	23	4
Acquisitions (net of cash acquired) and other investments	(415)	(378)	(1,441)
Purchase of available-for-sale investments	(226)	0	(3)
Maturity of available-for-sale investments	136	0	60
Proceeds from sale of subsidiary	0	7	250
Net cash used in investing activities	(1,835)	(1,849)	(2,410)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(690)	(60)	450
Proceeds from issuance of long-term debt	3,964	1,239	1,463
Repayments of long-term debt	0	(1,718)	(2,122)
Purchase of noncontrolling interest in subsidiary	0	(26)	0
Dividends paid	(1,097)	(829)	(674)
Derivative settlements	0	0	(19)
Proceeds from exercise of stock options	500	836	431
Excess tax benefits from stock-based compensation	62	28	21
Repurchase of common stock	(3,976)	(4,330)	(3,001)
Other	0	0	(9)
Net cash used in financing activities	(1,237)	(4,860)	(3,460)
Effect of exchange rate changes on cash and cash equivalents	3	0	0
Net increase (decrease) in cash and cash equivalents	2,714	(38)	(14)
Cash and cash equivalents at the beginning of the year	1,375	1,413	1,427
Cash and cash equivalents at the end of the year	4,089	1,375	1,413
Reconciliation of net income to net cash provided by operating activities:
Net income	4,592	3,862	3,458
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,870	1,753	1,568
Stock-based compensation	141	132	135
Loss on early extinguishment of debt	0	348	0
Gain on sale of subsidiary	0	0	(53)
Deferred income taxes and other noncash items	(86)	(111)	144
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(2,210)	(387)	(748)
Inventories	12	(853)	586
Other current assets	105	3	(420)
Other assets	(135)	(99)	(49)
Accounts payable and claims and discounts payable	1,024	1,147	1,128
Accrued expenses	471	766	105
Other long-term liabilities	(1)	110	2
Net cash provided by operating activities	$ 5,783	$ 6,671	$ 5,856